UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-02120
SECURITY INCOME FUND
(Exact name of registrant as specified in charter)
ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
(Address of principal executive offices) (Zip code)
RICHARD M. GOLDMAN, PRESIDENT
SECURITY INCOME FUND
ONE SECURITY BENEFIT PLACE
TOPEKA, KANSAS 66636-0001
(Name and address of agent for service)
Registrant’s telephone number, including area code: (785) 438-3000
Date of fiscal year end: December 31
Date of reporting period: March 31, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.
Schedule of Investments

March 31, 2011 (Unaudited)	High Yield Fund

	Shares	Value
COMMON STOCKS† — 0.6%
Energy — 0.3%
Stallion Oilfield Holdings Ltd.*,†††,1,2,3	8,257	$299,316
SemGroup Corp. — Class A*	3,363	94,702

Total Energy		394,018

Financials — 0.2%
CIT Group, Inc.*	4,569	194,411
Capitol Federal Financial, Inc.	15,000	169,050
Bimini Capital Management, Inc. — Class A	5,378	4,141

Total Financials		367,602

Consumer Discretionary — 0.1%
New Young Broadcasting Holding Co.*,†††,1,2	96	240,000

Total Common Stocks (Cost $918,837)		1,001,620

PREFERRED STOCKS — 0.3%
Medianews Group, Inc.*,†††,1,2	11,074	298,998
Sears Holdings Corp.
7.40% due 02/01/43†	7,500	128,907
7.00% due 07/15/42*,†	3,800	65,431
Freddie Mac
8.38% due 12/31/12*,†,4	17,000	28,900
Fannie Mae
8.25%*,†,4,7	12,000	20,400
4.38% due 05/13/11*,†,4	5,000	4,350
U.S. Shipping Corp. *,†††,1,2	14,718	14,718

Total Preferred Stocks (Cost $1,696,597)		561,704

WARRANTS — 0.4%
Consumer Discretionary — 0.4%
New Young Broadcasting Holding Co.
$0.01, 12/24/24†††,1,2	261	652,500
Reader’s Digest Association, Inc.†††,1,2	319	797

Total Consumer Discretionary		653,297

Energy — 0.0%
SemGroup Corp. 2014†††,1,2	3,540	35,400

Total Warrants (Cost $526,650)		688,697

	Face
	Amount	Value
CORPORATE BONDS†† — 86.9%
Financials — 19.7%
Nelnet, Inc.
7.40% due 09/29/36[5]	$6,270,000	$5,522,044
Nuveen Investments, Inc.
10.50% due 11/15/15[3,6]	3,650,000	3,746,625
E*Trade Financial Corp.
7.88% due 12/01/15	3,225,000	3,265,313
Hospitality Properties Trust
6.70% due 01/15/18	2,850,000	3,059,606
Forest City Enterprises, Inc.
7.63% due 06/01/15	2,213,000	2,135,545
6.50% due 02/01/17	1,000,000	922,500
CIT Group, Inc.
7.00% due 05/01/17	2,435,740	2,438,784
7.00% due 05/01/16	132,672	132,837
7.00% due 05/01/14	79,603	81,096
7.00% due 05/01/15	79,603	80,300
7.00% due 05/01/13	27,593	28,111
Ally Financial, Inc.
8.00% due 11/01/31	1,400,000	1,554,589
6.75% due 12/01/14	350,000	367,574
Ford Motor Credit Company LLC
8.00% due 12/15/16	1,000,000	1,135,182
8.13% due 01/15/20	600,000	687,262
Pinnacle Foods Finance LLC
9.25% due 04/01/15	1,600,000	1,670,000
ILFC E-Capital Trust I
5.97% due 12/21/65[3,5,6]	2,000,000	1,664,420
CNL Income Properties, Inc.
7.25% due 04/15/19[1,3,6]	1,300,000	1,290,237
Icahn Enterprises LP
8.00% due 01/15/18	1,250,000	1,284,375
UPCB Finance III, Ltd.
6.63% due 07/01/20[3,6]	1,000,000	980,000
Lazard Group LLC
6.85% due 06/15/17	600,000	638,713
Rabobank Capital Funding Trust II
5.26%[3,5,6,7]	500,000	496,432
Progress Capital Trust I
10.50% due 06/01/27	300,000	309,783
Nationwide Mutual Insurance Co.
8.25% due 12/01/31[3,6]	150,000	162,361
Ineos Finance plc
9.00% due 05/15/15[3,6]	100,000	109,125
FCB Capital Trust I
8.05% due 03/01/28	50,000	49,341

		33,812,155

Consumer Discretionary — 15.4%
Snoqualmie Entertainment Authority
9.13% due 02/01/15[3,6]	3,500,000	3,482,499
4.20% due 02/01/14[3,5,6]	285,000	257,925
AMC Entertainment, Inc.
8.00% due 03/01/14	3,272,000	3,308,810
Penske Automotive Group, Inc.
7.75% due 12/15/16	3,000,000	3,101,250
Pinnacle Entertainment, Inc.
7.50% due 06/15/15	2,750,000	2,798,125
Easton-Bell Sports, Inc.
9.75% due 12/01/16	2,000,000	2,250,000
Mohegan Tribal Gaming Authority
6.88% due 02/15/15	2,000,000	1,470,000
7.13% due 08/15/14	1,000,000	755,000
VWR Funding, Inc.
10.75% due 06/30/17[3,6]	1,903,231	1,903,231
Hanesbrands, Inc.
8.00% due 12/15/16	1,500,000	1,625,625
3.83% due 12/15/14[5]	100,000	99,500

Schedule of Investments

March 31, 2011 (Unaudited)	High Yield Fund

	Face
	Amount	Value
CORPORATE BONDS†† — 86.9% (continued)
Consumer Discretionary — 15.4% (continued)
General Nutrition Centers, Inc.
5.75% due 03/15/14[5]	$1,250,000	$1,250,000
Exide Technologies
8.63% due 02/01/18[3,6]	1,000,000	1,067,500
Sonic Automotive, Inc.
9.00% due 03/15/18	1,000,000	1,062,500
Boyd Gaming Corp.
7.13% due 02/01/16	925,000	881,063
Inergy, LP
6.88% due 08/01/21[3,6]	250,000	260,625
7.00% due 10/01/18[3,6]	200,000	208,000
Baker & Taylor, Inc.
11.50% due 07/01/13[3,6]	350,000	302,750
AutoNation, Inc.
6.75% due 04/15/18	100,000	104,625
Sealy Mattress Co.
10.88% due 04/15/16[3,6]	90,000	101,925
Metaldyne Corp.
11.00% due 06/15/12†††,1,2,8	500,000	—

		26,290,953

Health Care — 11.3%
HCA, Inc.
9.25% due 11/15/16	3,000,000	3,228,750
7.88% due 02/15/20	250,000	271,875
Catalent Pharma Solutions, Inc.
9.50% due 04/15/15	2,978,525	3,056,711
Radnet Management, Inc.
10.38% due 04/01/18	2,400,000	2,427,000
Vanguard Health Holding Company II LLC
7.75% due 02/01/19[3,6]	2,100,000	2,126,250
Healthsouth Corp.
8.13% due 02/15/20	1,900,000	2,056,750
Tenet Healthcare Corp.
8.88% due 07/01/19	1,500,000	1,710,000
Apria Healthcare Group, Inc.
11.25% due 11/01/14	900,000	969,750
12.38% due 11/01/14	500,000	543,125
Fresenius Medical Care US Finance, Inc.
5.75% due 02/15/21[3,6]	1,500,000	1,453,125
Aviv Healthcare Properties, LP
7.75% due 02/15/19[3,6]	750,000	781,875
STHI Holding Corp.
8.00% due 03/15/18[3,6]	300,000	310,500
Giant Funding Corp.
8.25% due 02/01/18[3,6]	250,000	256,563

		19,192,274

Industrials — 11.1%
GeoEye, Inc.
8.63% due 10/01/16	4,000,000	4,260,000
Alion Science and Technology Corp.
10.25% due 02/01/15	4,000,000	3,240,000
International Lease Finance Corp.
9.00% due 03/15/17[3,6]	2,500,000	2,812,500
UAL 2009-2B Pass Through Trust
12.00% due 01/15/16[3,6]	2,289,513	2,541,359
Air Canada
12.00% due 02/01/16[3,6]	2,350,000	2,449,875
Kansas City Southern Railway
13.00% due 12/15/13	1,000,000	1,192,500
Continental Airlines
7.34% due 04/19/14	1,079,876	1,074,477
Noble Group Ltd.
6.63% due 03/17/15[3,6]	450,000	462,938
American Railcar Industries, Inc.
7.50% due 03/01/14	250,000	254,375
Anixter, Inc.
5.95% due 03/01/15	250,000	252,188
United Air Lines, Inc.
9.88% due 08/01/13[3,6]	225,000	237,656
Briggs & Stratton Corp.
6.88% due 12/15/20	100,000	104,750

		18,882,618

Utilities — 6.5%
NRG Energy, Inc.
8.50% due 06/15/19	3,750,000	3,946,875
8.25% due 09/01/20[3,6]	500,000	520,000
AES Red Oak LLC
8.54% due 11/30/19	3,091,830	3,138,208
Calpine Corp.
7.88% due 01/15/23[3,6]	1,500,000	1,556,250
Edison Mission Energy
7.63% due 05/15/27	1,750,000	1,303,750
GenOn Energy, Inc.
9.88% due 10/15/20[3,6]	600,000	627,000
East Coast Power LLC
7.07% due 03/31/12	15,289	15,537

		11,107,620

Consumer Staples — 6.0%
Armored Autogroup, Inc.
9.25% due 11/01/18[3,6]	2,500,000	2,543,750
Reynolds Group Issuer, Inc.
7.75% due 10/15/16[3,6]	2,050,000	2,167,875
9.00% due 04/15/19[3,6]	250,000	258,750
Constellation Brands, Inc.
7.25% due 05/15/17	1,050,000	1,139,250
8.38% due 12/15/14	739,000	836,918
American Achievement Corp.
10.88% due 04/15/16[3,6]	1,950,000	1,915,875
Bumble Bee Holdco SCA
9.63% due 03/15/18[3,6]	900,000	839,250
Simmons Foods, Inc.
10.50% due 11/01/17[3,6]	500,000	538,750

		10,240,418

Materials — 4.9%
Ineos Group Holdings plc
8.50% due 02/15/16[3,6]	3,500,000	3,530,624
Sino-Forest Corp.
10.25% due 07/28/14[3,6]	1,225,000	1,356,688
Solo Cup Co.
8.50% due 02/15/14	1,250,000	1,118,750
Berry Plastics Corp.
9.50% due 05/15/18	1,000,000	995,000
Westmoreland Coal Co.
10.75% due 02/01/18[3,6]	750,000	739,688

Schedule of Investments

March 31, 2011 (Unaudited)	High Yield Fund

	Face
	Amount	Value
CORPORATE BONDS†† — 86.9% (continued)
Materials — 4.9% (continued)
Huntsman International LLC
8.63% due 03/15/21[3,6]	$300,000	$327,000
Scotts Miracle-Gro Co.
7.25% due 01/15/18	100,000	106,250
KRATON Polymers LLC
6.75% due 03/01/19[3,6]	100,000	101,500

		8,275,500

Telecommunication Services — 4.8%
Sprint Capital Corp.
6.90% due 05/01/19	2,600,000	2,684,500
GXS Worldwide, Inc.
9.75% due 06/15/15	2,250,000	2,289,375
CMP Susquehanna Corp.
9.88% due 05/15/14[1]	800,000	808,000
Clearwire Communications LLC
12.00% due 12/01/15[3,6]	700,000	756,000
Block Communications, Inc.
8.25% due 12/15/15[3,6]	525,000	539,438
West Corp.
11.00% due 10/15/16	250,000	268,750
CommScope, Inc.
8.25% due 01/15/19[3,6]	250,000	261,250
Cequel Communications Holdings I LLC and Cequel Capital Corp.
8.63% due 11/15/17[3,6]	250,000	260,625
Digicel Group, Ltd.
10.50% due 04/15/18[3,6]	100,000	114,500
Cogent Communications Group, Inc.
8.38% due 02/15/18[3,6]	100,000	103,125
Qwest Corp.
7.88% due 09/01/11	100,000	102,750
CSC Holdings LLC
6.75% due 04/15/12	22,000	22,825

		8,211,138

Information Technology — 4.5%
Amkor Technology, Inc.
9.25% due 06/01/16	3,950,000	4,142,562
Seagate HDD Cayman
6.88% due 05/01/20[3,6]	2,100,000	2,094,750
Seagate Technology HDD Holdings
6.80% due 10/01/16	950,000	996,313
SunGard Data Systems, Inc.
10.63% due 05/15/15	400,000	438,500

		7,672,125

Energy — 2.7%
Hercules Offshore, Inc.
10.50% due 10/15/17[3,6]	2,500,000	2,562,500
Tesoro Corp.
6.50% due 06/01/17	1,600,000	1,648,000
Targa Resources Partners, LP
6.88% due 02/01/21[3,6]	250,000	247,500
Consol Energy, Inc.
6.38% due 03/01/21[3,6]	100,000	100,125
Energy Partners, Ltd.
8.25% due 02/15/18[3,6]	100,000	99,500
SemGroup, LP
8.75% due 11/15/15†††,1,2	1,300,000	—

		4,657,625

Total Corporate Bonds (Cost $139,358,875)		148,342,426

CONVERTIBLE BONDS†† — 3.7%
Financials — 1.7%
Forest City Enterprises, Inc.
5.00% due 10/15/16	1,000,000	1,588,749
E*Trade Financial Corp.
0.00% due 08/31/19	750,000	1,133,438

		2,722,187

Energy — 1.0%
USEC, Inc.
3.00% due 10/01/14	2,200,000	1,738,000

Consumer Discretionary — 0.9%
Sonic Automotive, Inc.
5.00% due 10/01/29	1,200,000	1,576,500

Health Care — 0.1%
Invacare Corp.
4.13% due 02/01/27	150,000	204,563
Hologic, Inc.
2.00% due 12/15/37[9]	50,000	48,250

		252,813

Total Convertible Bonds (Cost $5,008,768)		6,289,500

SENIOR FLOATING RATE INTERESTS ††,10 — 0.9%
Consumer Discretionary — 0.8%
Sabre Holdings Corp.
2.25% due 03/30/14	302,121	284,455
2.30% due 03/30/14	174,129	163,948
Tribune Co.
0.00% due 05/17/14	493,750	343,696
New Young Broadcasting Holding Co.
8.00% due 06/30/15†††,1,2	214,048	215,386
Metro-Goldwyn-Mayer Holdings II, Inc.
0.00% due 04/08/12	388,889	161,389
Medianews Group, Inc.
8.50% due 01/15/14†††,1,2	117,351	117,351

		1,286,225

Financials — 0.1%
Gartmore Investment Management
2.05% due 05/11/14	186,908	184,571

Total Senior Floating Rate Interests (Cost $1,870,945)		1,470,796

Total Investments — 92.8% (Cost $149,380,672)		$158,354,743
Cash & Other Assets, Less Liabilities — 7.2%		12,239,714

Total Net Assets — 100.0%		$170,594,457

Schedule of Investments

March 31, 2011 (Unaudited)	High Yield Fund

*	Non-income producing security

†	Value determined based on Level 1 inputs, except otherwise noted — See Note 1.

††	Value determined based on Level 2 inputs, except otherwise noted — See Note 1.

†††	Value determined based on Level 3 inputs — See Note 1.

1	All or a portion of this security was fair valued by the Valuation Committee at March 31, 2011. The total market value of fair valued securities amounts to $3,972,702 (cost $7,307,450), or 2.33% of total net assets.

2	Illiquid security.

3	Security was acquired through a private placement.

4	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

5	Variable rate security. Rate indicated is rate effective at March 31, 2011.

6	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $50,648,859 (cost $48,902,906), or 29.7% of total net assets.

7	Perpetual maturity.

8	Security is in default of interest and/or principal obligations.

9	Security is a step up/step down bond. The coupon increases or decreases at regular intervals, until the bond reaches full maturity.

10	Senior Loans — See Note 3.

plc	Public Limited Company

Schedule of Investments

March 31, 2011 (Unaudited)	U.S. Intermediate Bond Fund

	Shares	Value
PREFERRED STOCKS — 2.9%
JPMorgan Chase Capital XXIX
6.70% due 04/02/40††	120,000	$3,057,600
Woodbourne Capital
Trust III *,†††,1,2,3,4,5,6	950,000	179,265
Woodbourne Capital
Trust IV *,†††,1,2,3,4,5,6	950,000	179,265
Woodbourne Capital
Trust I *,†††,1,2,3,4,5,6	950,000	179,265
Woodbourne Capital
Trust II *,†††,1,2,3,4,5,6	950,000	179,265

Total Preferred Stocks (Cost $6,818,354)		3,774,660

	Face
	Amount	Value
CORPORATE BONDS†† — 60.1%
Financials — 23.6%
JPMorgan Chase & Co.
4.65% due 06/01/14	$2,500,000	$2,672,125
3.40% due 06/24/15	2,000,000	2,012,276
6.30% due 04/23/19	1,000,000	1,106,887
BlackRock, Inc.
6.25% due 09/15/17	3,000,000	3,442,269
Merrill Lynch & Company, Inc.
5.30% due 09/30/15	3,000,000	3,221,630
Standard Chartered plc
6.41% [3,4,5,6]	3,250,000	3,109,798
Ford Motor Credit Company LLC
7.00% due 04/15/15	2,500,000	2,706,065
General Electric Capital Corp.
6.00% due 06/15/12	1,000,000	1,058,935
2.80% due 01/08/13	1,000,000	1,023,196
Morgan Stanley
4.10% due 01/26/15	2,000,000	2,053,436
Kaupthing Bank HF
3.49% due 01/15/10[5,6,7]	5,000,000	1,400,000
Citigroup, Inc.
6.38% due 08/12/14	500,000	552,719
4.75% due 05/19/15	500,000	524,102
RenaissanceRe Holdings Ltd.
5.88% due 02/15/13	1,000,000	1,055,253
Wells Fargo & Co.
4.38% due 01/31/13	1,000,000	1,053,304
Berkshire Hathaway Finance Corp.
4.75% due 05/15/12	1,000,000	1,043,115
American Express Bank FSB
3.15% due 12/09/11	1,000,000	1,019,793
American Express Credit Corp.
2.75% due 09/15/15	1,000,000	981,932
Residential Capital LLC
8.50% due 06/01/12	350,000	357,000
TIG Holdings, Inc.
8.60% due 01/15/27[5,6]	34,000	31,110
PXRE Capital Trust I
8.85% due 02/01/27	31,000	29,760

		30,454,705

Consumer Discretionary — 8.5%
Omnicom Group, Inc.
6.25% due 07/15/19	4,000,000	4,470,195
Rensselaer Polytechnic Institute
5.60% due 09/01/20	3,000,000	3,142,770
Johns Hopkins University
5.25% due 07/01/19	2,000,000	2,201,900
Starbucks Corp.
6.25% due 08/15/17	1,000,000	1,128,250
AMC Entertainment, Inc.
8.00% due 03/01/14	46,000	46,518
Affinia Group, Inc.
9.00% due 11/30/14	30,000	30,900
Toys R Us, Inc.
7.38% due 10/15/18	21,000	21,053
Sonic Automotive, Inc.
8.63% due 08/15/13	4,000	4,050
Harry & David Operations Corp.
0.00% due 03/01/12[7]	12,000	2,700

		11,048,336

Health Care — 6.5%
Wyeth
5.50% due 03/15/13	2,000,000	2,167,726
Novartis Securities Investment Ltd.
5.13% due 02/10/19	1,500,000	1,623,747
GlaxoSmithKline Capital, Inc.
4.85% due 05/15/13	1,500,000	1,614,108
Medtronic, Inc.
3.00% due 03/15/15	1,500,000	1,543,444
AstraZeneca plc
5.90% due 09/15/17	1,250,000	1,427,054
Tenet Healthcare Corp.
9.25% due 02/01/15	58,000	63,873
6.38% due 12/01/11	12,000	12,180

		8,452,132

Energy — 3.9%
Devon Financing Corporation ULC
6.88% due 09/30/11	2,300,000	2,370,286
Transcontinental Gas Pipe Line Company LLC
7.00% due 08/15/11	2,000,000	2,046,482
Statoil ASA
2.90% due 10/15/14	500,000	515,926
Express Pipeline, LP
6.47% due 12/31/13[5,6]	50,667	50,841
Ship Finance International Ltd.
8.50% due 12/15/13	46,000	46,690
Williams Companies, Inc.
8.75% due 03/15/32	18,000	23,296

		5,053,521

Materials — 3.8%
Sherwin-Williams Co.
3.13% due 12/15/14	2,500,000	2,607,442
Praxair, Inc.
5.20% due 03/15/17	1,050,000	1,159,921
4.63% due 03/30/15	1,000,000	1,082,232
Georgia-Pacific LLC
8.00% due 01/15/24	51,000	58,268

Schedule of Investments

March 31, 2011 (Unaudited)	U.S. Intermediate Bond Fund

	Face
	Amount	Value
CORPORATE BONDS†† — 60.1% (continued)
Materials — 3.8% (continued)
Mosaic Global Holdings, Inc.
7.38% due 08/01/18	$18,000	$20,470
Constar International, Inc.
0.00% due 02/15/12[7]	15,000	6,975
Geo Specialty Chemicals
7.50% due 03/31/15†††,1,2	11,056	5,528

		4,940,836

Telecommunication Services — 3.8%
BellSouth Corp.
6.00% due 10/15/11	2,000,000	2,056,927
Vodafone Group plc
5.50% due 06/15/11	2,000,000	2,019,259
AT&T, Inc.
4.85% due 02/15/14	700,000	757,000
5.35% due 09/01/40[5,6]	41,000	36,726
AT&T Corp.
7.30% due 11/15/11	37,000	38,532
8.00% due 11/15/31	2,000	2,506
Qwest Corp.
3.56% due 06/15/13[3]	10,000	10,425

		4,921,375

Industrials — 2.8%
ITT Corp.
4.90% due 05/01/14	2,500,000	2,674,190
United Parcel Service, Inc.
3.13% due 01/15/21	1,000,000	926,593
Browning-Ferris Industries, Inc.
9.25% due 05/01/21	20,000	25,823
Legrand France S.A.
8.50% due 02/15/25	20,000	23,709

		3,650,315

Utilities — 2.5%
American Water Capital Corp.
6.09% due 10/15/17	2,000,000	2,245,082
Oncor Electric Delivery Company LLC
6.38% due 01/15/15	300,000	336,678
Duke Energy Ohio, Inc.
5.70% due 09/15/12	300,000	319,250
Arizona Public Service Co.
6.38% due 10/15/11	300,000	308,725
Allegheny Energy Supply Company LLC
8.25% due 04/15/12[5,6]	65,000	68,929
DPL, Inc.
6.88% due 09/01/11	25,000	25,624

		3,304,288

Consumer Staples — 2.4%
General Mills, Inc.
5.25% due 08/15/13	1,000,000	1,086,639
5.70% due 02/15/17	800,000	897,740
Brown-Forman Corp.
5.00% due 02/01/14	1,000,000	1,086,178

		3,070,557

Information Technology — 2.3%
Microsoft Corp.
2.95% due 06/01/14	1,000,000	1,040,791
Broadcom Corp.
2.38% due 11/01/15[5,6]	1,000,000	965,983
eBay, Inc.
1.63% due 10/15/15	1,000,000	954,882
Nortel Networks, Ltd.
6.88% due 09/01/23[7]	31,000	8,060

		2,969,716

Total Corporate Bonds (Cost $77,811,122)		77,865,781

U.S. GOVERNMENT SECURITIES† — 31.6%
U.S. Treasury Notes
2.75% due 02/28/13	5,000,000	5,191,015
1.38% due 05/15/12	5,000,000	5,055,665
2.13% due 05/31/15	5,000,000	5,054,700
2.13% due 02/29/16	5,000,000	4,984,375
3.50% due 05/31/13	4,500,000	4,757,697
2.75% due 02/15/19	4,000,000	3,908,436
2.38% due 03/31/16	3,000,000	3,020,859
1.88% due 06/30/15	2,500,000	2,498,633
0.75% due 08/15/13	2,000,000	1,989,844
3.50% due 05/15/20	1,500,000	1,520,280
1.25% due 03/15/14	1,000,000	999,690
2.75% due 02/28/18	1,000,000	992,422
2.63% due 08/15/20	1,000,000	938,125

Total U.S. Government Securities (Cost $40,791,621)		40,911,741

MORTGAGE BACKED SECURITIES†† — 2.8%
Countrywide Alternative Loan Trust
2005-30CB, 0.55% due 08/25/35[3]	2,169,160	1,678,655
Master Adjustable Rate Mortgages Trust
2003-5, 2.24% due 11/25/33[3]	1,319,606	1,146,480
Homebanc Mortgage Trust
2006-1, 2.69% due 04/25/37[3]	724,088	494,033
Chase Mortgage Finance Corp.
2005-A1 2A2, 2.95% due 12/25/35[3]	292,041	284,125
JP Morgan Mortgage Trust
2006-A3, 2.92% due 04/25/36[3]	60,642	44,868
Ginnie Mae
#518436, 7.25% due 09/15/29	17,822	20,622
G2 1849, 8.50% due 08/20/24	2,780	3,330

		23,952

Fannie Mae[8]
FNR 1990-108 G, 7.00% due 09/25/20	18,879	20,818

Total Mortgage Backed Securities (Cost $4,604,751)		3,692,931

ASSET BACKED SECURITIES†† - 0.7%
Credit-Based Asset Servicing and Securitization LLC
0.51% due 08/25/35[3]	573,141	531,304

Schedule of Investments

March 31, 2011 (Unaudited)	U.S. Intermediate Bond Fund

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 0.7% (continued)
Residential Asset Mortgage Products, Inc.
0.52% due 07/25/35[3]	$434,881	$423,006

Total Asset Backed Securities (Cost $1,008,022)		954,310

CONVERTIBLE BOND†† - 0.0%
Financials — 0.0%
E*Trade Financial Corp.
0.00% due 08/31/19	25,000	37,781

Total Convertible Bond (Cost $25,339)		37,781

Total Investments — 98.1% (Cost $131,059,209)		$127,237,204
Cash & Other Assets, Less Liabilities — 1.9%		2,419,286

Total Net Assets — 100.0%		$129,656,490

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 1.

††	Value determined based on Level 2 inputs, except otherwise noted — See Note 1.

†††	Value determined based on Level 3 inputs — See Note 1.

1	All or a portion of this security was fair valued by the Valuation Committee at March 31, 2011. The total market value of fair valued securities amounts to $722,588 (cost $3,828,647), or 0.56% of total net assets.

2	Illiquid security.

3	Variable rate security. Rate indicated is rate effective at March 31, 2011.

4	Perpetual maturity.

5	Security was acquired through a private placement.

6	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $6,380,447 (cost $13,227,062), or 4.9% of total net assets.

7	Security is in default of interest and/or principal obligations.

8	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

plc	Public Limited Company

NOTES TO FINANCIAL STATEMENTS
1. Summary of Fair Value Exposure at Each Level
The Funds adopted FASB ASC 820, Fair Value Measurements and Disclosure (ASC 820) (formerly known as FASB 157) effective October 1, 2008.
In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish betwenn (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.
Various inputs are used in determing the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities. The types of assets and liabilities carried at Level 1 fair value generally are government and agency securities, equities listed in active markets, certain futures and certain options.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) The types of assets and liabilities carried at Level 2 fair value generally are municipal bonds, certain mortgage and asset-backed securities, certain corporate debt, commercial paper and repurchase agreements.

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The types of assets and liabilities carried at Level 3 fair value generally are certain mortgage and asset backed securities, certain corporate debt and certain derivatives.
Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Funds’ own assumptions based on the best information available.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy as of March 31, 2011.
These assets are measured on a recurring basis.

	Level 1	Level 1	Level 2	Level 2	Level 3	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Fund	In Securities	Instruments*	In Securities	Instruments*	In Securities	Instruments*	Total
Assets
High Yield Fund	$710,292	$—	$155,769,985	$—	$1,874,466	$—	$158,354,743
U.S. Intermediate Bond Fund	40,911,740	—	85,602,876	—	722,588	—	127,237,204

Liabilities
High Yield Fund	—	—	—	—	—	—	—
U.S. Intermediate Bond Fund	—	—	—	—	—	—	—

*	Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.
2. Schedule of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
LEVEL 3 — Fair value measurement using significant unobservable inputs

Investments
High Yield Fund
ASSETS:
Beginning Balance	$1,718,746
Total realized gains or losses included in earnings	—
Total unrealized gains or losses included in earnings	174,602
Purchases, sales, issuances, and settlements (net)	(18,882)
Transfers in and/or out of Level 3	—

Ending Balance	$1,874,466

U.S. Intermediate Bond Fund
ASSETS:
Beginning Balance	745,232
Total realized gains or losses included in earnings	—
Total unrealized gains or losses included in earnings	(22,644)
Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	—
Ending Balance	$722,588

3. Senior Loans

Senior loans in which the Funds invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (I) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 31, 2011.
4. Security Valuation
Valuations of the Fund’s securities are supplied by pricing services approved by the Board of Directors. The Fund’s officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. (“Nasdaq”) will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund’s investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund’s portfolio securities before the NAV has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund’s NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.
     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC’s Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.
Please refer to the Fund’s most recent semi-annual or annual financial statements for information regarding the Fund’s significant accounting policies.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SECURITY INCOME FUND

By:	/s/ RICHARD M. GOLDMAN Richard M. Goldman, President

Date:	May 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ RICHARD M. GOLDMAN Richard M. Goldman, President

Date:	May 25, 2011

By:	/s/ NIKOLAOS BONOS Nikolaos Bonos, Vice President & Treasurer

Date:	May 25, 2011